Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 3. Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2017	2018
Laboratory equipment	$5	$31
Computer equipment	8	8
Leasehold improvements	-	106

Total property and equipment	13	145

Less: accumulated depreciation	(1)	(7)

Property and equipment, net	$12	$138

Depreciation expense was less than $0.1 million for the years ended December 31, 2017 and 2018.